Regulatory Assets and Liabilities (Details) $ in Millions, $ in Millions		12 Months Ended
	Sep. 18, 2013 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		$ 48	$ 46
Regulatory assets - non-current		436	444
Regulatory liabilities - current		79	90
Regulatory liabilities - non-current		1,424	1,381
Deferred cost of gas
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		71	56
Refundable tax credit
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		2	2
Gas storage facility tax credit	$ 15
Federal income tax rate change
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		1	20
Regulatory liabilities - non-current		543	578
Future recovery of pension and other retirement benefits
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - non-current		425	335
Future removal and site restoration costs
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - non-current		453	462
Deferred gain on debt transactions and derivative instruments
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - non-current		1	1
Fair value adjustment		72	76
Interruptible sharing
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		4	1
Virginia Coronavirus Relief Fund
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		1	10
Other
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - current		0	1
Regulatory liabilities - non-current		2	3
Refundable tax credit noncurrent
Schedule Of Regulatory Assets And Liabilities
Regulatory liabilities - non-current		0	2
Deferred cost of gas
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		20	18
Accelerated replacement recovery mechanisms
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		7	6
Interruptible sharing
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		0	2
Energy Optimization Costs
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		5	1
Virginia and Maryland Revenue Normalization
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - current		16	19
Deferred regulatory costs and rate stabilization adjustment mechanism
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		$ 199	158
Deferred regulatory costs and rate stabilization adjustment mechanism | Minimum
Schedule Of Regulatory Assets And Liabilities
Recovery period (years)		1 year
Deferred regulatory costs and rate stabilization adjustment mechanism | Maximum
Schedule Of Regulatory Assets And Liabilities
Recovery period (years)		54 years
Future recovery of pension and other retirement benefits
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		$ 33	68
Future recovery of pension and other retirement benefits | Minimum
Schedule Of Regulatory Assets And Liabilities
Recovery period (years)		10 years
Future recovery of pension and other retirement benefits | Maximum
Schedule Of Regulatory Assets And Liabilities
Recovery period (years)		20 years
Future recovery of non-retirement employee benefits
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		$ 19	22
Deferred environmental costs
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		16	15
Deferred loss on debt transactions and derivative instruments
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		89	93
Fair value adjustment		72	76
Deferred future income taxes
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		43	46
Energy efficiency program - Maryland
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		23	18
COVID-19 Costs
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		6	10
Other
Schedule Of Regulatory Assets And Liabilities
Regulatory assets - non-current		$ 8	$ 14